Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (“NEOs”) ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ thousands)	Revenue ($ thousands)
					Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (4)(5)
2022	$7,352,757	$9,573,427	$2,979,057	$3,906,349	$168	$123	$101,418	$401,858
2021	$10,984,638	$4,250,676	$5,343,525	$2,622,461	$164	$153	$112,512	$365,978
2020	$5,762,102	$13,607,297	$2,735,088	$6,189,352	$216	$121	$106,011	$353,874

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Dr. Belanoff was the CEO and President for each of 2022, 2021 and 2020.The non-CEO named executive officers reflects the following individuals in each year:
2022: Dr. Hunt and Messrs. Mokari, Maduck and Robb
2021: Dr. Hunt and Messrs. Mokari, Maduck and Robb
	2020: Dr. Hunt, Dr. Grauer and Messrs. Maduck and Robb
Peer Group Issuers, Footnote [Text Block]	The Peer Group referenced for purpose of the Total Stockholder Return comparison consists of the Nasdaq US Benchmark TR Index.
PEO Total Compensation Amount	$ 7,352,757	$ 10,984,638	$ 5,762,102
PEO Actually Paid Compensation Amount	$ 9,573,427	4,250,676	13,607,297
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2022	2021	2020
For CEO:
Summary Compensation Table Total	$7,352,757	$10,984,638	$5,762,102
- Summary Compensation Table “Option Awards” column value	(5,536,424)	(9,290,888)	(4,237,643)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	4,812,726	4,463,817	6,532,652
+/- change in fair value of outstanding and unvested equity awards granted in prior years	384,719	(2,243,056)	3,713,993
+ vest date fair value of equity awards granted in the covered year	1,539,784	1,337,023	1,036,875
+/- change in fair value of prior-year equity awards vested in the fiscal year	1,019,865	(1,000,858)	799,318
Compensation Actually Paid	$9,573,427	$4,250,676	$13,607,297
For Non-CEO NEOs (Average):
Summary Compensation Table Total	$2,979,057	$5,343,525	$2,735,088
- Summary Compensation Table “Option Awards” column value	(2,100,777)	(4,550,473)	(1,995,790)
- Summary Compensation Table “Stock Awards” column value	(17,699)	—	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	1,824,946	2,558,473	3,072,071
+/- change in fair value of outstanding and unvested equity awards granted in prior years	183,637	(821,551)	1,680,311
+ vest date fair value of equity awards granted in the covered year	569,394	424,525	462,731
+/- change in fair value of prior-year equity awards vested in the fiscal year	467,791	(332,038)	234,941
Compensation Actually Paid	$3,906,349	$2,622,461	$6,189,352

Non-PEO NEO Average Total Compensation Amount	$ 2,979,057	5,343,525	2,735,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,906,349	2,622,461	6,189,352
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). Named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award.
The following table outlines the adjustments made to the compensation earned by our CEO and non-CEO NEOs, as presented in the Summary Compensation Table, to derive the Compensation Actually Paid to our CEO and non-CEO NEOs.

Item and Value Added (Deducted)	2022	2021	2020
For CEO:
Summary Compensation Table Total	$7,352,757	$10,984,638	$5,762,102
- Summary Compensation Table “Option Awards” column value	(5,536,424)	(9,290,888)	(4,237,643)
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	4,812,726	4,463,817	6,532,652
+/- change in fair value of outstanding and unvested equity awards granted in prior years	384,719	(2,243,056)	3,713,993
+ vest date fair value of equity awards granted in the covered year	1,539,784	1,337,023	1,036,875
+/- change in fair value of prior-year equity awards vested in the fiscal year	1,019,865	(1,000,858)	799,318
Compensation Actually Paid	$9,573,427	$4,250,676	$13,607,297
For Non-CEO NEOs (Average):
Summary Compensation Table Total	$2,979,057	$5,343,525	$2,735,088
- Summary Compensation Table “Option Awards” column value	(2,100,777)	(4,550,473)	(1,995,790)
- Summary Compensation Table “Stock Awards” column value	(17,699)	—	—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	1,824,946	2,558,473	3,072,071
+/- change in fair value of outstanding and unvested equity awards granted in prior years	183,637	(821,551)	1,680,311
+ vest date fair value of equity awards granted in the covered year	569,394	424,525	462,731
+/- change in fair value of prior-year equity awards vested in the fiscal year	467,791	(332,038)	234,941
Compensation Actually Paid	$3,906,349	$2,622,461	$6,189,352

Tabular List [Table Text Block]

Most Important Performance Measures
Revenue
Expand our commercial business serving patients with Cushing’s syndrome and continue to advance relacorilant as a potentially superior successor to Korlym
Advance our proprietary selective cortisol modulators as potential treatments for patients with solid tumors, metabolic disorders and ALS
Advance towards the clinic additional selective cortisol modulators and identify serious disorders for which they might fill an unmet medical need

Total Shareholder Return Amount	$ 168	164	216
Peer Group Total Shareholder Return Amount	123	153	121
Net Income (Loss)	$ 101,418,000	$ 112,512,000	$ 106,011,000
Company Selected Measure Amount	401,858,000	365,978,000	353,874,000
PEO Name	Dr. Belanoff	Dr. Belanoff	Dr. Belanoff
Additional 402(v) Disclosure [Text Block]	Total Stockholder Return is determined based on the value of an initial fixed investment of $100 at December 31, 2019.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Expand our commercial business serving patients with Cushing’s syndrome and continue to advance relacorilant as a potentially superior successor to Korlym
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Advance our proprietary selective cortisol modulators as potential treatments for patients with solid tumors, metabolic disorders and ALS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Advance towards the clinic additional selective cortisol modulators and identify serious disorders for which they might fill an unmet medical need
PEO [Member] | Adjustment, Exclusion of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,536,424)	$ (9,290,888)	$ (4,237,643)
PEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,812,726	4,463,817	6,532,652
PEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	384,719	(2,243,056)	3,713,993
PEO [Member] | Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,539,784	1,337,023	1,036,875
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,019,865	(1,000,858)	799,318
Non-PEO NEO [Member] | Adjustment, Exclusion of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,100,777)	(4,550,473)	(1,995,790)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,824,946	2,558,473	3,072,071
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	183,637	(821,551)	1,680,311
Non-PEO NEO [Member] | Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	569,394	424,525	462,731
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	467,791	(332,038)	234,941
Non-PEO NEO [Member] | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,699)	$ 0	$ 0